Note 5 - Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities-10Q (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued litigation	$ 130,000	$ 447,500	$ 0
Accrued compensation	1,116,000	864,900	668,700
Accrued consulting and outside services	420,000	361,000	$ 212,900
Total	$ 1,666,000	$ 1,673,000